CERTAIN TRANSACTIONS (Details 7) (USD $)	3 Months Ended
Mar. 31, 2013
Debt Instrument [Line Items]
Prepayment of debt	$ 1,800,000,000
Senior Notes Due 2014 [ Member]
Debt Instrument [Line Items]
Principal amount	1,000,000,000
Stated interest rate	1.70%
Senior Notes Due 2016 [ Member]
Debt Instrument [Line Items]
Principal amount	500,000,000
Stated interest rate	5.55%
Senior Notes Due 2015 [Member]
Debt Instrument [Line Items]
Principal amount	$ 248,000,000
Interest rate description	European Investment Bank floating rate